Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Interest and similar income	£ 15,632	£ 7,134
Interest and similar expense	(9,309)	(2,371)
Net interest income	6,323	4,763
Fee and commission income	5,257	4,726
Fee and commission expense	(1,898)	(1,302)
Net fee and commission income	3,359	3,424
Net trading income	3,786	5,013
Net investment income	10	(116)
Other income	44	120
Total income	13,522	13,204
Staff costs	(4,985)	(4,583)
Infrastructure, administration and general expenses	(3,045)	(2,687)
Litigation and conduct	(32)	(1,857)
Operating expenses	(8,062)	(9,127)
Share of post-tax results of associates and joint ventures	(2)	(3)
Profit before impairment	5,458	4,074
Credit impairment charges	(896)	(341)
Profit before tax	4,562	3,733
Tax charge	(914)	(823)
Profit after tax	3,648	2,910
Attributable to:
Equity holders of the parent	3,111	2,475
Other equity instrument holders	507	414
Total equity holders of the parent	3,618	2,889
Non-controlling interests	30	21
Profit after tax	£ 3,648	£ 2,910
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.199	£ 0.148
Diluted earnings per ordinary share (in GBP per share)	£ 0.193	£ 0.145